PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 99.6% of Net Assets
	Aerospace & Defense – 1.4%
2,445	Boeing Co. (The)(a)(b)	$468,218
1,204	Lockheed Martin Corp.(b)	531,446
7,849	Raytheon Technologies Corp.(b)	777,600

		1,777,264

	Air Freight & Logistics – 0.5%
2,526	FedEx Corp.(b)	584,491
492	GXO Logistics, Inc.(a)(b)	35,099

		619,590

	Airlines – 0.3%
6,615	Delta Air Lines, Inc.(a)(b)	261,756
5,618	JetBlue Airways Corp.(a)(b)	83,989

		345,745

	Auto Components – 0.2%
858	Adient PLC(a)(b)	34,981
1,374	Gentex Corp.(b)	40,080
343	Lear Corp.(b)	48,908
1,363	Magna International, Inc.(b)	87,654

		211,623

	Automobiles – 2.6%
18,282	Ford Motor Co.(b)	309,149
2,731	Tesla, Inc.(a)(b)	2,942,925

		3,252,074

	Banks – 3.8%
28,433	Bank of America Corp.(b)	1,172,008
7,434	Citigroup, Inc.(b)	396,976
2,043	Comerica, Inc.(b)	184,749
1,810	East West Bancorp, Inc.(b)	143,026
7,331	Fifth Third Bancorp(b)	315,526
1,351	First Republic Bank(b)	218,997
10,926	JPMorgan Chase & Co.(b)	1,489,432
375	SVB Financial Group(a)(b)	209,794
15,166	Wells Fargo & Co.(b)	734,944

		4,865,452

	Beverages – 1.7%
16,295	Coca-Cola Co. (The)(b)	1,010,290
6,750	PepsiCo, Inc.(b)	1,129,815

		2,140,105

	Biotechnology – 1.8%
6,682	AbbVie, Inc.(b)	1,083,219
414	Alnylam Pharmaceuticals, Inc.(a)(b)	67,602
2,573	Amgen, Inc.(b)	622,203
835	Biogen, Inc.(a)(b)	175,851

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
976	Exact Sciences Corp.(a)(b)	$68,242
1,295	Moderna, Inc.(a)(b)	223,077
488	Seagen, Inc.(a)(b)	70,296

		2,310,490

	Building Products – 0.8%
1,115	A.O. Smith Corp.(b)	71,237
5,961	Carrier Global Corp.(b)	273,431
2,175	Fortune Brands Home & Security, Inc.(b)	161,559
5,487	Johnson Controls International PLC(b)	359,783
368	Lennox International, Inc.(b)	94,893

		960,903

	Capital Markets – 2.9%
6,646	Bank of New York Mellon Corp. (The)(b)	329,841
923	BlackRock, Inc.(b)	705,329
833	Blackstone, Inc.(b)	105,741
6,419	Charles Schwab Corp. (The)(b)	541,186
522	FactSet Research Systems, Inc.(b)	226,626
1,594	Goldman Sachs Group, Inc. (The)(b)	526,179
1,479	KKR & Co., Inc.(b)	86,477
6,275	Morgan Stanley(b)	548,435
628	MSCI, Inc.(b)	315,809
2,437	Raymond James Financial, Inc.(b)	267,851

		3,653,474

	Chemicals – 1.5%
849	AdvanSix, Inc.(b)	43,375
1,246	Air Products & Chemicals, Inc.(b)	311,388
729	Ashland Global Holdings, Inc.(b)	71,741
2,066	Huntsman Corp.(b)	77,496
2,389	Linde PLC(b)	763,118
1,043	Nutrien Ltd.(b)	108,461
2,010	PPG Industries, Inc.(b)	263,451
2,080	RPM International, Inc.(b)	169,395
1,880	Valvoline, Inc.(b)	59,333

		1,867,758

	Commercial Services & Supplies – 0.7%
1,816	Waste Connections, Inc.(b)	253,695
3,732	Waste Management, Inc.(b)	591,522

		845,217

	Communications Equipment – 0.9%
2,419	Ciena Corp.(a)(b)	146,664
17,772	Cisco Systems, Inc.(b)	990,967
3,169	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	28,964

		1,166,595

	Consumer Finance – 0.3%
4,484	Ally Financial, Inc.(b)	194,964

Shares	Description	Value (†)
Common Stocks – continued
	Consumer Finance – continued
6,190	Synchrony Financial(b)	$215,474

		410,438

	Containers & Packaging – 0.4%
975	Crown Holdings, Inc.(b)	121,963
1,388	Packaging Corp. of America(b)	216,680
2,565	WestRock Co.(b)	120,632

		459,275

	Diversified Financial Services – 1.9%
6,900	Berkshire Hathaway, Inc., Class B(a)(b)	2,435,079

	Diversified Telecommunication Services – 0.8%
19,813	Verizon Communications, Inc.(b)	1,009,274

	Electric Utilities – 1.7%
4,416	Alliant Energy Corp.(b)	275,912
8,376	American Electric Power Co., Inc.(b)	835,673
1,669	OGE Energy Corp.(b)	68,062
12,825	Southern Co. (The)(b)	929,941

		2,109,588

	Electrical Equipment – 0.5%
378	Acuity Brands, Inc.(b)	71,555
3,830	Emerson Electric Co.(b)	375,532
905	Hubbell, Inc.(b)	166,312
1,368	Sensata Technologies Holding PLC(a)(b)	69,563

		682,962

	Electronic Equipment, Instruments & Components – 0.7%
1,208	Arrow Electronics, Inc.(a)(b)	143,305
3,387	Avnet, Inc.(b)	137,478
1,111	CDW Corp.(b)	198,747
4,536	Flex Ltd.(a)(b)	84,143
3,792	Trimble, Inc.(a)(b)	273,555

		837,228

	Energy Equipment & Services – 0.1%
6,809	NOV, Inc.(b)	133,524

	Entertainment – 1.3%
760	Live Nation Entertainment, Inc.(a)(b)	89,406
200	Madison Square Garden Entertainment Corp.(a)(b)	16,662
475	Madison Square Garden Sports Corp.(a)(b)	85,196
1,505	Netflix, Inc.(a)(b)	563,758
206	Roku, Inc.(a)(b)	25,806
6,573	Walt Disney Co. (The)(a)(b)	901,553

		1,682,381

	Food & Staples Retailing – 1.7%
1,789	Costco Wholesale Corp.(b)	1,030,196
3,619	Sysco Corp.(b)	295,491

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – continued
5,505	Walmart, Inc.(b)	$819,805

		2,145,492

	Food Products – 0.6%
1,103	Bunge Ltd.(b)	122,224
1,836	Hain Celestial Group, Inc. (The)(a)(b)	63,158
614	Ingredion, Inc.(b)	53,510
7,270	Kellogg Co.(b)	468,842
854	Post Holdings, Inc.(a)(b)	59,148
1,107	TreeHouse Foods, Inc.(a)(b)	35,712

		802,594

	Gas Utilities – 0.0%
1,531	UGI Corp.	55,453

	Health Care Equipment & Supplies – 2.6%
6,939	Abbott Laboratories(b)	821,300
1,359	Alcon, Inc.	107,809
463	Align Technology, Inc.(a)(b)	201,868
479	Cooper Cos., Inc. (The)(b)	200,026
1,558	Hologic, Inc.(a)(b)	119,686
504	IDEXX Laboratories, Inc.(a)(b)	275,718
407	Insulet Corp.(a)(b)	108,421
5,896	Medtronic PLC(b)	654,161
1,047	ResMed, Inc.(b)	253,908
1,061	STERIS PLC(b)	256,518
650	Teleflex, Inc.(b)	230,639

		3,230,054

	Health Care Providers & Services – 3.0%
1,268	Anthem, Inc.(b)	622,867
3,515	Centene Corp.(a)(b)	295,928
1,572	Cigna Corp.(b)	376,667
1,307	DaVita, Inc.(a)(b)	147,835
791	Laboratory Corp. of America Holdings(a)(b)	208,555
2,386	MEDNAX, Inc.(a)(b)	56,023
513	Molina Healthcare, Inc.(a)(b)	171,132
3,757	UnitedHealth Group, Inc.(b)	1,915,957

		3,794,964

	Health Care Technology – 0.1%
837	Veeva Systems, Inc., Class A(a)(b)	177,829

	Hotels, Restaurants & Leisure – 1.8%
166	Booking Holdings, Inc.(a)(b)	389,843
7,208	Carnival Corp.(a)(b)	145,746
222	Domino’s Pizza, Inc.(b)	90,356
1,238	Hilton Grand Vacations, Inc.(a)(b)	64,388
1,489	Hilton Worldwide Holdings, Inc.(a)(b)	225,941
2,692	McDonald’s Corp.(b)	665,678
2,401	MGM Resorts International(b)	100,698

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
1,408	Restaurant Brands International, Inc.(b)	$82,213
4,519	Starbucks Corp.(b)	411,093
905	Trip.com Group Ltd., ADR(a)(b)	20,924
205	Vail Resorts, Inc.(b)	53,355

		2,250,235

	Household Durables – 0.2%
3,921	PulteGroup, Inc.(b)	164,290
2,218	Toll Brothers, Inc.(b)	104,290

		268,580

	Household Products – 1.5%
2,214	Clorox Co. (The)(b)	307,812
10,335	Procter & Gamble Co. (The)(b)	1,579,188

		1,887,000

	Industrial Conglomerates – 1.1%
4,719	3M Co.(b)	702,565
3,729	Honeywell International, Inc.(b)	725,589

		1,428,154

	Insurance – 1.6%
4,073	Arch Capital Group Ltd.(a)(b)	197,215
2,866	Chubb Ltd.(b)	613,037
2,210	Cincinnati Financial Corp.(b)	300,472
5,403	Manulife Financial Corp.(b)	115,354
4,070	Prudential Financial, Inc.(b)	480,952
536	RenaissanceRe Holdings Ltd.(b)	84,961
1,021	Willis Towers Watson PLC(b)	241,181

		2,033,172

	Interactive Media & Services – 5.9%
794	Alphabet, Inc., Class A(a)(b)	2,208,392
1,164	Alphabet, Inc., Class C(a)(b)	3,251,040
1,601	Match Group, Inc.(a)(b)	174,093
8,011	Meta Platforms, Inc., Class A(a)(b)	1,781,326

		7,414,851

	Internet & Direct Marketing Retail – 3.8%
1,465	Amazon.com, Inc.(a)(b)	4,775,827
841	JD.com, Inc., ADR(a)(b)	48,668
29	MercadoLibre, Inc.(a)	34,495

		4,858,990

	IT Services – 3.9%
2,862	Accenture PLC, Class A(b)	965,152
970	Block, Inc.(a)(b)	131,532
408	EPAM Systems, Inc.(a)(b)	121,017
836	FleetCor Technologies, Inc.(a)(b)	208,214
1,473	Global Payments, Inc.(b)	201,565
3,879	International Business Machines Corp.(b)	504,348

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
600	Kyndryl Holdings, Inc.(a)(b)	$7,872
3,172	Mastercard, Inc., Class A(b)	1,133,609
51	Shopify, Inc., Class A(a)(b)	34,474
479	Twilio, Inc., Class A(a)(b)	78,944
1,088	VeriSign, Inc.(a)(b)	242,037
6,172	Visa, Inc., Class A(b)	1,368,764

		4,997,528

	Leisure Products – 0.1%
590	Brunswick Corp.(b)	47,725
515	Polaris, Inc.(b)	54,240

		101,965

	Life Sciences Tools & Services – 1.6%
5,219	Avantor, Inc.(a)(b)	176,507
264	Bio-Rad Laboratories, Inc., Class A(a)(b)	148,693
510	ICON PLC(a)(b)	124,042
760	Illumina, Inc.(a)(b)	265,544
1,734	Thermo Fisher Scientific, Inc.(b)	1,024,187
1,105	Waters Corp.(a)(b)	342,981

		2,081,954

	Machinery – 1.5%
471	AGCO Corp.(b)	68,780
2,442	Caterpillar, Inc.(b)	544,126
1,696	Cummins, Inc.(b)	347,867
1,260	Deere & Co.(b)	523,480
1,160	IDEX Corp.(b)	222,407
3,177	Otis Worldwide Corp.(b)	244,470

		1,951,130

	Media – 0.9%
17,267	Comcast Corp., Class A(b)	808,441
1,800	Discovery, Inc., Class A(a)(b)	44,856
2,292	Fox Corp., Class B(b)	83,154
605	Liberty Broadband Corp., Class C(a)(b)	81,869
10,823	Sirius XM Holdings, Inc.(b)	71,648

		1,089,968

	Metals & Mining – 0.4%
1,700	Alcoa Corp.(b)	153,051
3,584	Barrick Gold Corp.(b)	87,915
929	Rio Tinto PLC, Sponsored ADR(b)	74,692
590	Southern Copper Corp.	44,781
1,435	Steel Dynamics, Inc.(b)	119,722
4,124	Vale S.A., Sponsored ADR(b)	82,439

		562,600

	Multi-Utilities – 0.9%
6,301	Ameren Corp.(b)	590,782

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – continued
7,020	Public Service Enterprise Group, Inc.(b)	$491,400

		1,082,182

	Multiline Retail – 0.5%
2,476	Nordstrom, Inc.(b)	67,125
2,583	Target Corp.(b)	548,164

		615,289

	Oil, Gas & Consumable Fuels – 3.8%
2,853	Canadian Natural Resources Ltd.(b)	176,829
1,218	Cheniere Energy, Inc.(b)	168,876
7,207	Chevron Corp.(b)	1,173,516
7,993	ConocoPhillips(b)	799,300
3,790	Devon Energy Corp.(b)	224,103
1,122	Enbridge, Inc.(b)	51,713
1,230	EQT Corp.(b)	42,324
16,926	Exxon Mobil Corp.(b)	1,397,918
1,235	HF Sinclair Corp.(b)	49,215
2,811	Ovintiv, Inc.(b)	151,991
1,589	Pioneer Natural Resources Co.(b)	397,297
3,117	Suncor Energy, Inc.(b)	101,583
1,014	TC Energy Corp.	57,210

		4,791,875

	Personal Products – 0.0%
1,082	BellRing Brands, Inc.(a)	24,973

	Pharmaceuticals – 4.2%
1,543	AstraZeneca PLC, Sponsored ADR(b)	102,363
9,912	Bristol-Myers Squibb Co.(b)	723,873
2,898	Eli Lilly & Co.(b)	829,900
331	Jazz Pharmaceuticals PLC(a)(b)	51,527
9,663	Johnson & Johnson(b)	1,712,573
9,390	Merck & Co., Inc.(b)	770,450
454	Novartis AG, Sponsored ADR(b)	39,839
20,343	Pfizer, Inc.(b)	1,053,157
1,500	Teva Pharmaceutical Industries Ltd., Sponsored ADR(a)(b)	14,085
5,916	Viatris, Inc.(b)	64,366

		5,362,133

	Professional Services – 0.7%
869	CoStar Group, Inc.(a)(b)	57,884
1,337	Leidos Holdings, Inc.(b)	144,423
342	ManpowerGroup, Inc.(b)	32,120
1,879	TransUnion(b)	194,176
1,868	Verisk Analytics, Inc.(b)	400,929

		829,532

	Real Estate Management & Development – 0.0%
176	Jones Lang LaSalle, Inc.(a)(b)	42,145

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – 0.9%
1,056	American Campus Communities, Inc.(b)	$59,104
836	Camden Property Trust(b)	138,943
956	Essex Property Trust, Inc.(b)	330,279
5,655	Invitation Homes, Inc.(b)	227,218
1,929	Mid-America Apartment Communities, Inc.(b)	404,029

		1,159,573

	REITs - Diversified – 1.1%
2,485	Crown Castle International Corp.(b)	458,731
1,612	Digital Realty Trust, Inc.(b)	228,582
6,513	Duke Realty Corp.(b)	378,145
723	Gaming & Leisure Properties, Inc.(b)	33,930
698	SBA Communications Corp.(b)	240,182
846	VICI Properties, Inc.(b)	24,077
724	W.P. Carey, Inc.(b)	58,528

		1,422,175

	REITs - Health Care – 0.0%
2,686	Medical Properties Trust, Inc.	56,782

	REITs - Hotels – 0.0%
2,742	Park Hotels & Resorts, Inc.	53,551

	REITs - Mortgage – 0.0%
4,312	Annaly Capital Management, Inc.(b)	30,356

	REITs - Office Property – 0.1%
1,073	Kilroy Realty Corp.(b)	81,999
370	Orion Office REIT, Inc.(b)	5,180

		87,179

	REITs - Single Tenant – 0.4%
461	National Retail Properties, Inc.(b)	20,717
6,052	Realty Income Corp.(b)	419,404

		440,121

	REITs - Storage – 0.2%
984	Extra Space Storage, Inc.(b)	202,310

	Road & Rail – 1.2%
1,579	Norfolk Southern Corp.(b)	450,362
778	Old Dominion Freight Line, Inc.(b)	232,373
2,892	Union Pacific Corp.(b)	790,123
492	XPO Logistics, Inc.(a)(b)	35,818

		1,508,676

	Semiconductors & Semiconductor Equipment – 5.9%
6,149	Advanced Micro Devices, Inc.(a)(b)	672,332
3,396	Analog Devices, Inc.(b)	560,951
3,879	Applied Materials, Inc.(b)	511,252
243	ASML Holding NV, (Registered)(b)	162,307
799	Enphase Energy, Inc.(a)(b)	161,222

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
377	First Solar, Inc.(a)(b)	$31,570
16,510	Intel Corp.(b)	818,236
1,569	Marvell Technology, Inc.(b)	112,513
8,668	NVIDIA Corp.(b)	2,365,150
1,918	NXP Semiconductors NV(b)	354,983
2,536	ON Semiconductor Corp.(a)(b)	158,779
4,160	QUALCOMM, Inc.(b)	635,731
1,424	Teradyne, Inc.(b)	168,360
4,343	Texas Instruments, Inc.(b)	796,854

		7,510,240

	Software – 9.4%
1,888	Adobe, Inc.(a)(b)	860,211
1,549	Cadence Design Systems, Inc.(a)(b)	254,749
1,721	CDK Global, Inc.(b)	83,778
604	Check Point Software Technologies Ltd.(a)(b)	83,509
703	Fortinet, Inc.(a)(b)	240,243
25,110	Microsoft Corp.(b)	7,741,664
6,107	Oracle Corp.(b)	505,232
282	Palo Alto Networks, Inc.(a)(b)	175,548
3,828	salesforce.com, inc.(a)(b)	812,761
967	ServiceNow, Inc.(a)(b)	538,513
498	SS&C Technologies Holdings, Inc.(b)	37,360
1,082	Synopsys, Inc.(a)(b)	360,598
441	VMware, Inc., Class A(b)	50,217
625	Workday, Inc., Class A(a)(b)	149,662

		11,894,045

	Specialty Retail – 1.7%
1,268	Advance Auto Parts, Inc.(b)	262,425
346	Burlington Stores, Inc.(a)(b)	63,031
933	Dick’s Sporting Goods, Inc.(b)	93,319
1,370	Foot Locker, Inc.(b)	40,634
5,211	Gap, Inc. (The)(b)	73,371
4,154	Home Depot, Inc. (The)(b)	1,243,417
607	Ulta Beauty, Inc.(a)(b)	241,719
749	Williams-Sonoma, Inc.(b)	108,605

		2,126,521

	Technology Hardware, Storage & Peripherals – 7.5%
51,608	Apple, Inc.(b)	9,011,273
1,296	Dell Technologies, Inc., Class C(a)(b)	65,046
7,897	Hewlett Packard Enterprise Co.(b)	131,959
6,261	HP, Inc.(b)	227,274

		9,435,552

	Textiles, Apparel & Luxury Goods – 0.7%
579	Carter’s, Inc.(b)	53,262
374	Lululemon Athletica, Inc.(a)(b)	136,596
4,949	NIKE, Inc., Class B(b)	665,938
800	Skechers U.S.A., Inc., Class A(a)(b)	32,608

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
2,600	Under Armour, Inc., Class C(a)(b)	$40,456

		928,860

	Tobacco – 0.9%
8,472	Altria Group, Inc.(b)	442,662
1,544	British American Tobacco PLC, Sponsored ADR(b)	65,095
6,797	Philip Morris International, Inc.(b)	638,510

		1,146,267

	Water Utilities – 0.2%
1,833	American Water Works Co., Inc.(b)	303,416

	Wireless Telecommunication Services – 0.2%
3,935	America Movil SAB de CV, Series L, ADR(b)	83,225
8,169	Vodafone Group PLC, Sponsored ADR(b)	135,769

		218,994

	Total Common Stocks (Identified Cost $80,654,807)	126,181,299

Principal Amount
Short-Term Investments – 1.8%
$ 2,234,249	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $2,234,249 on 4/01/2022 collateralized by $2,282,000 U.S. Treasury Note, 2.250% due 3/31/2024 valued at $2,278,970 including accrued interest(c) (Identified Cost $2,234,249)	2,234,249

	Total Investments – 101.4% (Identified Cost $82,889,056)	128,415,548
	Other assets less liabilities – (1.4)%	(1,751,228)

	Net Assets – 100.0%	$126,664,320

Written Options – (1.8%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.8%)
S&P 500® Index, Call(d)	4/14/2022	4,650	(30)	$(13,591,230)	$(269,574)	$(44,550)
S&P 500® Index, Call(d)	4/29/2022	4,550	(31)	(14,044,271)	(245,938)	(261,330)
S&P 500® Index, Call(d)	4/29/2022	4,600	(30)	(13,591,230)	(179,205)	(171,450)
S&P 500® Index, Call(d)	5/20/2022	4,500	(31)	(14,044,271)	(287,509)	(456,320)
S&P 500® Index, Call(d)	5/20/2022	4,550	(31)	(14,044,271)	(291,012)	(357,895)
S&P 500® Index, Call(d)	5/20/2022	4,600	(30)	(13,591,230)	(235,305)	(261,000)
S&P 500® Index, Call(d)	5/20/2022	4,750	(31)	(14,044,271)	(130,421)	(86,335)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – continued
S&P 500® Index, Call(d)	6/17/2022	4,600	(30)	$(13,591,230)	$(436,454)	$(362,400)
S&P 500® Index, Call(d)	6/17/2022	4,650	(31)	(14,044,271)	(267,918)	(292,795)

Total					$(2,343,336)	$(2,294,075)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$126,181,299	$—	$—	$126,181,299
Short-Term Investments	—	2,234,249	—	2,234,249

Total	$126,181,299	$2,234,249	$—	$128,415,548

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(2,294,075)	$—	$—	$(2,294,075)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. As of March 31, 2022, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2022:

Liabilities	Options written at value
Exchange-traded liability derivatives Equity contracts	$(2,294,075)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2022 (Unaudited)

Software	9.4%
Technology Hardware, Storage & Peripherals	7.5
Semiconductors & Semiconductor Equipment	5.9
Interactive Media & Services	5.9
Pharmaceuticals	4.2
IT Services	3.9
Banks	3.8
Internet & Direct Marketing Retail	3.8
Oil, Gas & Consumable Fuels	3.8
Health Care Providers & Services	3.0
Capital Markets	2.9
Automobiles	2.6
Health Care Equipment & Supplies	2.6
Other Investments, less than 2% each	40.3
Short-Term Investments	1.8

Total Investments	101.4
Other assets less liabilities (including open written options)	(1.4)

Net Assets	100.0%